Acquisition (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Acquisition [Abstract]
Aggregate purchase price	$ 2,937,222	$ 2,937,222
Asset has been impaired	$ 69,584